EMPLOYEE BENEFITS - Long term inentive scheme (Details) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R) shares R / shares	Jun. 30, 2019 ZAR (R) shares R / shares	Jun. 30, 2018 ZAR (R) shares
Movements in the total liability for long-term incentive scheme is as follows:
Opening balance | R	R 51.0	R 45.1
Increase in long-term incentive liability | R	218.1	21.4	R 17.2
Vested and paid | R	(41.5)	(15.5)
Total liability for long term incentive scheme | R	R 227.6	R 51.0	R 45.1
Reconciliation of outstanding phantom shares abstract
Opening balance	16,157,058	20,189,467
Granted	0	388,547
Vested and paid	5,674,252	4,037,883
Forfeited	(637,168)	(383,073)
Closing balance	9,845,638	16,157,058	20,189,467
Granted | R / shares		R 3.37
Vested and paid | R / shares	R 7.31	3.82
Forfeited | R / shares	R 7.08	R 4.37
Within 12 months after reporting date [member]
Movements in the total liability for long-term incentive scheme is as follows:
Opening balance | R	R 22.6
Total liability for long term incentive scheme | R	227.6	R 22.6
After 12 months after reporting date [Member]
Movements in the total liability for long-term incentive scheme is as follows:
Opening balance | R	28.4
Total liability for long term incentive scheme | R	R 0.0	R 28.4
Phantom shares [Member]
Reconciliation of outstanding phantom shares abstract
Opening balance	16,157,058	20,189,467
Granted	0	388,547
Vested and paid	(5,674,252)	(4,037,883)
Forfeited	(637,168)	(383,073)
Closing balance	9,845,638	16,157,058	20,189,467